Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Accrued Liabilities [Abstract]
Schedule of Accrued Liabilities Table [Text Block]

(dollars in millions)	2016	2015
Advances on sales contracts and service billings	$4,217	$3,952
Accrued salaries, wages and employee benefits	1,608	1,543
Service and warranty accruals	555	546
Litigation and contract matters	488	482
Interest payable	395	391
Income taxes payable	382	2,498
Accrued property, sales and use taxes	289	292
Canadian government settlement - current portion	245	241
Insurance accruals	217	204
Accrued restructuring costs	210	334
Accrued workers compensation	208	212
Other	3,405	3,943
	$12,219	$14,638